SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	¥ 8,500	$ 1,212	¥ 8,925	¥ 5,229
Luckin coffee express machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets				¥ 5,200
Luckin Tea
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	¥ 8,500		¥ 8,900